Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Schedule of reconciliation of the calculation of basic and diluted earnings (loss) per share
A reconciliation of the calculation of basic and diluted loss per share is as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands, except per share data)
		*As Adjusted	*As Adjusted
Numerator:
Net loss attributable to ordinary shareholders	$(637,621)	$(113,432)	$(37,449)
Denominator:
Weighted-average ordinary shares outstanding—basic	238,611	231,184	222,224
Weighted-average ordinary shares outstanding—diluted	238,611	231,184	222,224
Net loss per share attributable to ordinary shareholders:
Basic net loss per share	$(2.67)	$(0.49)	$(0.17)
Diluted net loss per share	$(2.67)	$(0.49)	$(0.17)
* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.